Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020	Dec. 26, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	£ 47,412,915		£ 42,625,605
Derivative assets	262,291	[1]	302,693
Derivative liabilities	(256,523)	[1]	(300,580)
Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	262,046		302,429
Derivative assets held for held for risk management	245		264
Derivative assets	262,291		302,693	£ 302,693
Derivative liabilities held for trading	(255,471)		(299,637)
Derivative liabilities held for risk management	(1,052)		(943)
Derivative liabilities	(256,523)		(300,580)	£ (300,580)
Held for risk management
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	126,292		110,028
Held for risk management | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	245		264
Derivative liabilities held for risk management	(1,052)		(943)
Held for trading
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	47,286,623		42,515,577
Held for trading | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	262,046		302,429
Derivative liabilities held for trading	£ (255,471)		£ (299,637)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.